SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical)	6 Months Ended					12 Months Ended
	Sep. 30, 2025 USD ($)		Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	[1]	Mar. 31, 2025 USD ($)		Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	[2]	Mar. 31, 2023 USD ($)	[2]
Effective income tax rate reconciliation other						80.00%		80.00%
Assessable profits	$ (393,348)	[1]		$ (269,927)		$ (557,108)	[2]	$ 2,000,000	$ (808,336)		$ (703,433)
HONG KONG
Effective income tax rate	8.25%		8.25%			8.25%		8.25%
Assessable profits			$ 2,000,000
Effective income tax rate reconciliation other	16.50%		16.50%			16.50%		16.50%
Assessable profits								$ 2,000,000

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.
[2]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.